Share-Based Compensation - Summary of Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	0.75%	0.73%	1.91%
Dividend yield	0.00%	0.05%	0.22%
Expected life (years)	5 years	4 years 6 months	5 years
Volatility	51.45%	52.66%	52.28%
Forfeiture rate	3.14%	1.40%	0.00%